Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Invesco Senior Income Trust

1555 Peachtree Street, N.E.

Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-08743

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Invesco Senior Income Trust (the “Fund”) to be redeemed:

Variable Rate Term Preferred Shares, Series 2015/11-VVR C-1, Liquidation Preference $100,000.00 per share (CUSIP #46131H 800).

(2)	Dates on which the securities are expected to be called or redeemed:

Variable Rate Term Preferred Shares

Series	Dates
Series 2015/11-VVR C-1	May 1, 2017 June 1, 2017 July 3, 2017 August 1, 2017 September 1, 2017

The Fund intends to redeem a portion of the outstanding Variable Rate Term Preferred Shares, Series 2015/11-VVR C-1 on each of the dates set forth above. These redemptions may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

With respect to the May 1, 2017, June 1, 2017, July 3, 2017 and August 1, 2017 redemptions, the Variable Rate Term Preferred Shares are to be redeemed pursuant to Section 10(a)(iv) of the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Term Preferred Shares of the Fund, as amended (the “VRTP Statement”). With respect to the September 1, 2017 redemption, the Variable Rate Term Preferred Shares are to be redeemed pursuant to Section 10(b)(i)(A) of the VRTP Statement.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding Variable Rate Term Preferred Shares, as set forth below:

Variable Rate Term Preferred Shares

Series	Number of Shares	Date
Series 2015/11-VVR C-1	250	May 1, 2017

Series 2015/11-VVR C-1	250	June 1, 2017

Series 2015/11-VVR C-1	250	July 3, 2017

Series 2015/11-VVR C-1	250	August 1, 2017

Series 2015/11-VVR C-1	250	September 1, 2017

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 29th day of March, 2017.

INVESCO SENIOR INCOME TRUST

By:	/s/ John M. Zerr
Name:	John M. Zerr
Title:	Senior Vice President and Secretary